Organization and Principal Activities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Organization and Principal Activities [Line Items]
Total costs and expenses				¥ 110,640
Share based compensation expenses	¥ 27,757		¥ 191,632	291,429
Remaining allocated expenses	¥ 2,867,651	$ 394,603	2,803,491	2,694,593
Exclusive consultancy and service agreements term	10 years	10 years
Exclusive consultancy and service agreements extended term	10 years	10 years
Paid-in capital of VIE amount
Statutory reserves	9,387		¥ 1,568
Excess cash	¥ 141,984			155,960
Predecessors [Member]
Organization and Principal Activities [Line Items]
Share based compensation expenses				100,988
Remaining allocated expenses				¥ 9,652
WN WFOE [Member]
Organization and Principal Activities [Line Items]
Beneficial interest rate	100.00%	100.00%
WFOEs [Member]
Organization and Principal Activities [Line Items]
Beneficial interest rate	100.00%	100.00%